Employee Benefit Plans (Change in Benefit Obligation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Employee Benefit Plans [Abstract]
Benefit obligation at beginning of period	$ 4,038	$ 3,920
Interest cost	215	204
Actuarial (gain) loss	869	(27)
Benefits paid	(525)	(59)
Benefit obligation at	$ 4,597	$ 4,038